Amount Due from/(to) Related Parties - Schedule of Amount Due from/(to) Related Parties (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Solar Bina Engineering Sdn Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties			RM 74,034
Advances to related parties	1,500,000	356,083
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties			138,170
Expenses charged to related parties			50,188
Finance cost charged by related parties	59,223	14,059	90,097
RL Sunseap Energy Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	4,360,439	1,035,119	1,000,483
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	7,368,513	1,749,202	(145,493)
Purchases from related parties	386,972	91,863	1,799
RL Sigma Engineering Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	2,940,468	698,034
Related Parties [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	14,669,420	3,482,355	1,067,194
Finance cost charged by related parties	59,223	14,059	63,514
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Expenses charged to related parties	216,352	51,360	56,441
Mr. Lee Seng Chi [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Rental payment by related parties	156,000	37,033	75,000
Reservoir Link Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Finance cost charged by related parties			RM (26,583)